Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

Note 3.  Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, to improve disclosures about a public entity’s reportable segments and provide additional information about a segment’s expenses. Calendar-year-end public entities are required to include the new disclosure for fiscal years beginning after December 15, 2023 (calendar year 2024). The Company is currently evaluating the adoption of this pronouncement and does not expect the adoption to have a material impact on the Company’s financial position, results of operations or financial disclosures.

In December 2023, The FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to improve income tax disclosures around effective tax rates and cash income taxes paid. ASU-2023-09 is effective for public entities for annual periods beginning after December 15, 2024 (calendar year 2025). The Company is currently evaluating the adoption of this pronouncement and does not expect the adoption to have a material impact on the Company’s financial position, results of operations or financial disclosures.